Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of The Stock Option Activity
The following table summarizes the stock option activity under the 2019 Plan and 2024 Plan during the year ended December 31, 2024 (in thousands except share, contractual term and per share amounts):

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,002,485	$3.11	8.2	$2,276
Options granted	982,980	18.25
Options exercised	(335,894)	2.54		5,585
Options forfeited and expired	(115,210)	8.98

Outstanding as of December 31, 2024	1,534,361	$12.49	8.5	$51,805

Options vested and exercisable as of December 31, 2024	364,472	$2.80	6.6	$15,809

Options vested and expected to vest as of December 31, 2024	1,534,361	$12.49	8.5	$51,805

The following table summarizes the stock option activity for the options that were assumed from AVROBIO upon the Merger closing during the year ended December 31, 2024 (in thousands except share, contractual term and per share amounts):

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options assumed from AVROBIO upon Merger closing	365,428	$89.92	—	$—
Options exercised	(52,833)	14.61		1,344
Options forfeited and expired	(220,115)	136.24

Outstanding as of December 31, 2024	92,480	$22.69	1.1	$2,903

Options vested and exercisable as of December 31, 2024	92,480	$22.69	1.1	$2,903

Options vested and expected to vest as of December 31, 2024	92,480	$22.69	1.1	$2,903

Summary of Fair Values of the Options Granted
The table below discloses assumptions for the fair value of options granted:

	Year Ended December 31,
	2024	2023
Fair value per share of underlying common stock	$16.09 - $51.28	$2.50 - $4.21
Expected term (in years)	6.00 - 6.25	5.81 - 6.04
Expected volatility	100.0% - 104.0%	93.4% - 111.2%
Risk-free interest rate	4.10% - 4.26%	3.64% - 4.90%
Expected dividend yield	0%	0%

Summary of Restricted Stock Activity	Activity with respect to the Company’s restricted stock units during the year ended December 31, 2024 was as follows (in thousands, except share, contractual term, and per share data):

	Outstanding RSUs
	Number of Shares Underlying Outstanding Units	Weighted- Average Grant Date Fair Value per Unit	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	—	$—	—	$—
Restricted stock units granted	26,337	44.62		—
Restricted stock units forfeited	(725)	34.51		—

Outstanding as of December 31, 2024	25,612	$44.90	1.9	$1,183

Unvested and expected to vest as of December 31, 2024	25,612	$44.90	1.9	$1,183

The following table summarizes restricted common stock activity during the year ended December 31, 2024:

Number of Shares
Unvested restricted stock awards as of January 1, 2024	18,968
Early exercise of options	6,859
Vested	(25,827)

Unvested restricted stock awards as of December 31, 2024	—

Summary of Stock Based Compensation Expense Regarding its Employees and Nonemployees
The following table is a summary of stock-based compensation expense by function recognized (in thousands):

	Year Ended December 31,
	2024	2023
General and administrative	$2,309	$705
Research and development	1,182	416

Total stock-based compensation	$3,491	$1,121